Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value
The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2015	2016
		RMB	RMB
Cash equivalents	Significant other observable inputs (Level 2)	19,169	15,955
Term deposits	Significant other observable inputs (Level 2)	—	26,361
Short-term investments
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	190,590	833,480
- Available-for-sale securities	Quoted Prices in Active Market for Identical Assets (Level 1)	77,060	—